DEBT AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
DEBT AND LEASE LIABILITIES
Schedule of debt and lease liabilities

Debt and lease liabilities are comprised of the following:

For the years ended December 31,	2025	2024
	$	$
Lease liabilities (i)	577,009	-
Bridge loan (ii)	15,066,071	-
Debt and lease liabilities	15,643,080	-
Less: current portion	135,140	-
Long-term portion	15,507,940	-

Schedule of the changes in debt and lease liabilities

The changes in debt and lease liabilities are comprised of the following:

	Leases	Debt	Total
	$	$	$
As at December 31, 2024	-	-	-
Additions	579,564	17,302,791	17,882,355
Deferred financing fee	-	(2,591,756)	(2,591,756)
Payments	(54,882)	(550,018)	(604,900)
Interest	62,569	701,628	764,197
Financing fee amortization	-	390,392	390,392
Effects of foreign exchange	(10,242)	(186,966)	(197,208)
As at December 31, 2025	577,009	15,066,071	15,643,080
Less: current portion	135,140	-	135,140
Long-term portion	441,869	15,066,071	15,507,940

i.	Lease liabilities relate to arrangements associated with operations at the Nussir project and the Blue Moon project. The arrangement with the Hammerfest port relating to quay repairs and continued use was assessed as a variable lease with no fixed minimum payment. As the quay lease payments were not fixed, no lease liability or ROU asset has been recognized at this stage. The Company also recognizes lease liabilities related to office and ground surface leases associated with the Blue Moon project.

ii.	On August 19, 2025, the Company and its subsidiaries entered into a bridge loan agreement with Hartree Partners, LP (“Hartree”) and a fund managed by Oaktree Capital Management Inc. (“Oaktree”).

Schedule of undiscounted lease payment and debt obligations

The schedule of undiscounted lease payment and debt obligations is as follows:

	Leases	Debt	Total
	$	$	$
Less than one year	135,310	2,060,989	2,196,299
One to five years	459,008	18,306,230	18,765,238
More than five years	388,136	-	388,136
Total undiscounted obligations as at December 31, 2025	982,454	20,367,219	21,349,673